TOUCHSTONE GROWTH OPPORTUNITIES FUND                      SUMMARY PROSPECTUS
CLASS A TICKER: TGVFX    CLASS C TICKER: TGVCX            JULY 29, 2010
CLASS Y TICKER: TGVYX    INSTITUTIONAL TICKER: TGVVX      AMENDED APRIL 1, 2011

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus and Statement of Additional Information, both dated July 29, 2010 as amended from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOAL

The Touchstone Growth Opportunities Fund seeks long-term growth of capital.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the sections entitled "Choosing a Share Class" and "Other Purchase and Redemption Information" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         Class A    Class C    Class Y  Institutional
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Maximum Sales Charge Imposed on
    Purchases (as a percentage of offering price)        5.75%      None       None     None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)           None       1.00%      None     None
Wire Redemption Fee                                      Up to $15  Up to $15  None     None
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)
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Management Fees(1)                                       0.75%      0.75%      0.75%    0.75%
Distribution and/or Service (12b-1) Fees                 0.25%      1.00%      None     None
Other Expenses                                           0.77%      0.80%      2.90%    0.66%
Total Annual Fund Operating Expenses                     1.77%      2.55%      3.65%    1.41%
Fee Waiver and/or Expense Reimbursement(2)               0.62%      0.65%      2.75%    0.66%
Total Annual Fund Operating Expenses After Fee Waiver
       and/or Expense Reimbursement(3)                   1.15%      1.90%      0.90%    0.75%
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1 "Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective March 1, 2011. Under the previous fee schedule, the Fund paid 0.83% of the first $500 million of average net assets, 0.80% of the next $500 million of average net assets and 0.75% on assets over $1 billion. Under the amended fee schedule, the Fund pays a fee of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets and 0.65% on assets over $1 billion.

2 Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.15%, 1.90%, 0.90% and 0.75% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least July 28, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

3 Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2010.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             Assuming Redemption                    Assuming No
                              at End of Period                      Redemption
               Class A     Class C     Class Y    Institutional       Class C
1 Year          $685         $293        $92           $77             $193
3 Years        $1,043        $732        $862          $381            $732
5 Years        $1,425       $1,297      $1,653         $708           $1,297
10 Years       $2,491       $2,837      $3,726        $1,634          $2,837

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in Westfield's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2)   there is an alteration to the original investment case;

(3)   valuation relative to the stock's peer group is no longer attractive; or

(4)   better risk/reward opportunities may be found in other stocks.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down

      o If the market continually values the stocks in the Fund's portfolio lower than Westfield believes they should be valued

      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected

      o If Westfield's investment approach does not accurately identify attractive investments

      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

      o To the extent a fund focuses its investments in a particular market sector or industry, it may be more sensitive to adverse changes within that sector or industry than a fund that does not focus its investments

      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

      o Because securities of small and mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies

      o Because actively trading securities generally results in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance (before taxes) of the Fund's Class A shares during each of the last 10 calendar years. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

For information on the prior history of the Fund, please see the section titled "History of the Funds" under the heading "The Trust" in the Fund's Statement of Additional Information.

GROWTH OPPORTUNITIES FUND - CLASS A TOTAL RETURNS AS OF DECEMBER 31

                                   [BAR CHART]

2001     2002     2003    2004   2005    2006    2007    2008     2009    2010
--------------------------------------------------------------------------------
-28.47%  -35.76%  39.77%  8.52%  9.07%   0.10%   17.15%  -39.32%  35.54%  20.50%

Best Quarter: 4th Quarter 2001 +19.74%   Worst Quarter: 3rd Quarter 2001 -26.71%

The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Russell 3000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class A shares began operations on September 29, 1995, Class C shares began operations on August 2, 1999 and Class Y shares and Institutional shares began operations on February 2, 2009. The Class Y shares and Institutional shares performance was calculated using the historical performance of the Class A shares for the periods prior to February 1, 2009.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2010


                                                       1 Year  5 Years  10 Years
GROWTH OPPORTUNITIES FUND - CLASS A
--------------------------------------------------------------------------------
Return Before Taxes                                    13.57%  1.84%    -1.82%
Return After Taxes on Distributions                    13.47%  1.83%    -1.82%
Return After Taxes on Distributions and
    Sale of Fund Shares                                 8.93%  1.57%    -1.52%
Russell 3000 Growth Index                              17.64%  3.88%     0.30%
(reflects no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND - CLASS C
--------------------------------------------------------------------------------
Return Before Taxes                                    19.66%  2.48%    -1.86%
Russell 3000 Growth Index                              17.64%  3.88%     0.30%
(reflects no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND - CLASS Y
--------------------------------------------------------------------------------
Return Before Taxes                                    20.88%  3.16%    -1.18%
Russell 3000 Growth Index                              17.64%  3.88%     0.30%
(reflects no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Return Before Taxes                                    20.98%  3.22%    -1.15%
Russell 3000 Growth Index                              17.64%  3.88%     0.30%
(reflects no deductions for fees, expenses or taxes)
--------------------------------------------------------------------------------

INVESTMENT ADVISOR                   INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.            Westfield Capital Management Company, L.P.

PORTFOLIO MANAGER(S)

William A. Muggia
President, Chief Executive Officer, Chief Investment Officer and Partner Managing Fund since 2006

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements

                                                        CLASS A AND CLASS C             CLASS Y
                                                      Initial     Additional     Initial         Additional
                                                     Investment   Investment    Investment       Investment
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Regular Account                                     $     2,500   $       50    $    2,500       None
Retirement Account or Custodial Account under
      the Uniform Gifts/Transfers to Minors Act     $     1,000   $       50    None             None
Investments through the Automatic Investment Plan   $       100   $       50    None             None
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                                                            INSTITUTIONAL
                                                     Initial        Additional
                                                    Investment      Investment
--------------------------------------------------------------------------------
Regular Account                                     $   500,000     None
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You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. You may purchase and sell Class A and Class C shares of the Fund directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your financial institution. Institutional shares are available through Touchstone Securities, Inc. or your financial institution. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the shares are held in a tax-deferred account. Shares that are held in a tax-deferred account may be taxed as ordinary or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.